                                                                               .
                                                                               .
                                                                               .

                                Prospectus Supplement dated September 1, 2010*
                                                                   ------------------------------------------
                                                                                 PROSPECTUS FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY                          S-6161 V (4/10)       S-6163 T (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY/      S-6406 N (4/10)       S-6410 K (4/10)
  RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR(R) VARIABLE ANNUITY                 S-6467 P (4/10)       S-6471 M (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) PLUS VARIABLE          S-6273 N (4/10)       S-6362 K (4/10)
  ANNUITY/
  RIVERSOURCE RETIREMENT ADVISOR SELECT(R) PLUS VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY                273416 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY                    273417 L (4/10)       273480 M (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY         45312 K (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 L (4/10)        45313 P (7/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY                           44179 R (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY                     45211 P (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY                      240355 P (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY                         45271 M (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY                        45273 P (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY                45281 N (4/10)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY                  45270 L (4/10)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY                          44223 R (4/10)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE BUILDER(R) VARIABLE ANNUITY                  44224 R (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R)           S-6418 M (4/10)       S-6419 N (4/10)
  VARIABLE UNIVERSAL LIFE IV-ESTATE SERIES
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE                   S-6194 AL (4/10)      S-6171 AM (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III                         S-6189 AC (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE           S-6202 N (4/10)       S-6203 M (4/10)
-------------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
S-6503-26 A (9/10)

* Valid until next prospectus update.

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the "Contracts"). Please retain this supplement with your Prospectus for future reference.

I. Effective September 1, 2010, Putnam VT New Opportunities Fund -- Class IA Shares will change its name to Putnam VT Multi-Cap Growth Fund -- Class IA Shares.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:





--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap   Seeks long-term capital appreciation.               Putnam Investment Management,
Growth                                                                    LLC
Fund -- Class IA
Shares (previously
Putnam VT New
Opportunities
Fund -- Class IA
Shares)


--------------------------------------------------------------------------------------------------------



II. Effective September 24, 2010, Putnam VT Vista Fund -- Class IB Shares will merge into Putnam VT Multi-Cap Growth Fund -- Class IB Shares. Upon the merger, the Putnam VT Multi-Cap Growth Fund -- Class IB Shares is added as an investment option under your contract.

The following information has been added to the table under "Expense
Summary -- Annual Operating Expenses of the Funds" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



-----------------------------------------------------------------------------------------------------------------------------------
                                                                       MANAGEMENT FEES         12B-1 FEES          OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth Fund -- Class IB Shares                          0.56%                 0.25%                 0.17%
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                     ACQUIRED FUND FEES    GROSS TOTAL ANNUAL
                                                                       AND EXPENSES**           EXPENSES
-------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth Fund -- Class IB Shares                           --%                  0.98%
-------------------------------------------------------------------------------------------------------------


The following information has been added to the table under "The Variable Account and the Funds" section of the prospectus:





--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap   Seeks long-term capital appreciation.               Putnam Investment Management,
Growth                                                                    LLC
Fund -- Class IB
Shares


--------------------------------------------------------------------------------------------------------



S-6503-26 A (9/10)